FGI-Q1

Quarterly Report
August 31, 2026
MFS®  International Intrinsic Equity Fund

Portfolio of Investments
8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Alcoholic Beverages – 1.5%
Diageo PLC	9,697,152	$224,556,580
Pernod Ricard S.A.	2,068,353	154,960,883
		$379,517,463
Apparel, Footwear, & Accessories – 0.7%
Compagnie Financiere Richemont S.A.	749,782	$178,228,009
Auto & Auto Components – 0.7%
Shimano, Inc.	1,475,400	$183,476,935
Brokerage & Asset Managers – 0.8%
Julius Baer Group Ltd.	2,043,028	$190,111,420
Business Services – 1.4%
Experian PLC	8,434,464	$345,900,534
Chemicals – 2.7%
Croda International PLC	1,262,854	$58,620,435
Nitto Denko Corp.	6,889,800	151,070,933
Symrise AG	4,423,638	473,748,894
		$683,440,262
Construction – 3.1%
Compagnie de Saint-Gobain S.A.	3,197,991	$290,929,408
CRH PLC	2,867,963	270,420,231
Sika AG	889,837	211,409,904
		$772,759,543
Consumer Products – 4.5%
Beiersdorf AG	1,444,825	$132,782,008
Haleon PLC	96,614,034	481,486,134
Reckitt Benckiser Group PLC	2,126,335	147,417,220
ROHTO Pharmaceutical Co. Ltd.	9,842,800	188,230,072
Uni-Charm Corp.	25,962,500	162,048,255
		$1,111,963,689
Diversified Financial Services – 5.7%
Deutsche Boerse AG	1,842,900	$616,498,416
Euronext N.V.	2,270,862	430,211,892
London Stock Exchange Group PLC	3,149,994	382,782,488
		$1,429,492,796
Electrical Equipment – 5.7%
Legrand S.A.	3,803,289	$603,238,067
Mitsubishi Electric Corp.	7,480,800	259,551,055
Schneider Electric SE	1,623,619	555,590,198
		$1,418,379,320
Energy - Independent – 4.1%
Aker BP ASA	8,559,604	$327,497,892
Petroleo Brasileiro S.A., ADR	5,015,696	87,273,111
TotalEnergies SE	6,886,808	604,192,274
		$1,018,963,277
Engineering - Construction – 0.3%
Taisei Corp.	1,029,300	$80,990,930

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.7%
Chocoladefabriken Lindt & Sprungli AG	5,197	$56,287,171
Ezaki Glico Co. Ltd.	1,438,300	46,538,796
Kerry Group PLC	1,983,880	193,567,479
Nissan Foods Holdings Co. Ltd. (l)	4,833,500	90,307,250
Toyo Suisan Kaisha Ltd.	4,302,400	282,517,534
		$669,218,230
Forest & Paper Products – 0.7%
Svenska Cellulosa Aktiebolaget	13,542,253	$161,613,707
Global Systemically Important Banks – 1.8%
UBS Group AG	8,103,883	$443,916,545
Hardware, Peripherals, & Assembly – 1.1%
Amadeus IT Group S.A.	3,957,831	$267,649,942
Samsung Electronics Co. Ltd.	94,433	17,782,663
		$285,432,605
Insurance – 2.9%
Hiscox Ltd.	7,177,309	$179,139,265
Samsung Fire & Marine Insurance Co. Ltd.	379,156	184,231,141
Willis Towers Watson PLC	1,078,328	365,067,945
		$728,438,351
Machinery & Tools – 4.7%
Assa Abloy AB	9,676,669	$360,892,930
IMI PLC	7,996,005	336,211,908
Keyence Corp.	502,000	261,383,959
Schindler Holding AG	346,216	112,642,801
Spirax Group PLC	1,095,790	105,312,056
		$1,176,443,654
Media – 1.4%
RELX PLC	7,198,223	$260,616,117
Wolters Kluwer N.V.	1,201,689	98,879,974
		$359,496,091
Medical & Health Technology & Services – 0.5%
M3, Inc.	11,086,800	$127,281,322
Medical Equipment – 7.3%
Agilent Technologies, Inc.	2,116,209	$324,965,054
Alcon, Inc.	2,417,516	175,134,208
Coloplast, “B”	3,500,939	249,591,064
EssilorLuxottica	745,386	138,831,464
Olympus Corp.	7,212,300	95,366,826
Shimadzu Corp.	6,490,600	166,150,009
Smith & Nephew PLC	14,311,160	205,289,626
Terumo Corp.	13,046,800	203,231,146
Waters Corp. (a)	616,432	255,591,200
		$1,814,150,597
Metals & Mining – 16.2%
Agnico Eagle Mines Ltd.	2,363,698	$479,629,704
Anglo American Capital PLC	2,681,867	154,102,308
ArcelorMittal S.A.	5,311,632	395,479,263
Aurubis AG	893,299	183,657,142
Boliden AB	2,850,327	168,026,042
Franco-Nevada Corp.	3,590,886	944,623,635

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
Glencore PLC	58,686,348	$469,970,688
Hecla Mining Co.	2,882,703	57,279,309
Iluka Resources Ltd.	14,037,830	69,008,214
MP Materials Corp. (a)	1,150,803	63,006,464
Northern Star Resources Ltd. Co.	14,651,151	244,870,298
Teck Resources	3,094,780	211,037,669
Wheaton Precious Metals Corp.	3,841,123	578,932,994
		$4,019,623,730
Non-Global Systemically Important Banks – 11.5%
AIB Group PLC	33,035,845	$420,757,400
Bank of Ireland Group PLC	11,635,359	256,583,129
BPER Banca S.p.A.	5,081,445	84,132,093
CaixaBank S.A.	28,326,242	432,994,677
Chiba Bank Ltd.	12,664,900	222,948,233
Lloyds Banking Group PLC	150,562,434	223,663,679
National Bank of Greece S.A.	6,611,559	129,632,539
NatWest Group PLC	57,027,896	523,517,997
Resona Holdings, Inc.	35,991,800	567,127,864
		$2,861,357,611
Oil Services – 0.7%
Tenaris S.A.	5,945,849	$165,270,097
Pharmaceuticals & Biotechnology – 3.1%
Roche Holding AG	982,411	$428,767,985
Sandoz Group AG	4,099,150	344,422,921
		$773,190,906
Retail & E-commerce – 0.5%
Nitori Co. Ltd.	6,494,800	$123,919,564
Semiconductor & Electronic Components – 5.6%
ASML Holding N.V.	143,377	$241,782,013
Hirose Electric Co. Ltd.	120,400	19,433,161
Infineon Technologies AG	3,931,844	257,078,190
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,109,968	876,311,910
		$1,394,605,274
Software – 3.6%
Check Point Software Technologies Ltd. (a)	1,243,569	$172,744,170
Dassault Systèmes	9,971,487	264,541,453
SAP SE	2,067,525	458,452,563
		$895,738,186
Travel, Gaming, & Lodging – 1.0%
Ryanair Holdings PLC, ADR	4,331,430	$239,831,279
Total Common Stocks		$24,032,751,927
Mutual Funds (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 3.75% (v)	786,960,185	$787,038,881

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j)	15,590,310	$15,590,310

Other Assets, Less Liabilities – 0.2%		56,446,896
Net Assets – 100.0%		$24,891,828,014

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $787,038,881 and
$24,048,342,237, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$664,311,962	$3,434,275,073	$—	$4,098,587,035
France	3,437,974,902	—	—	3,437,974,902
Japan	1,011,526,473	2,220,047,371	—	3,231,573,844
Canada	2,214,224,002	—	—	2,214,224,002
Switzerland	2,140,920,964	—	—	2,140,920,964
Germany	2,122,217,213	—	—	2,122,217,213
United States	1,336,330,203	—	—	1,336,330,203
Ireland	1,110,739,287	—	—	1,110,739,287
Taiwan	876,311,910	—	—	876,311,910
Other Countries	3,201,219,606	262,652,961	—	3,463,872,567
Investment Companies	802,629,191	—	—	802,629,191
Total	$18,918,405,713	$5,916,975,405	$—	$24,835,381,118
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended August 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$874,164,514	$1,083,697,057	$1,170,827,526	$37,062	$(32,226)	$787,038,881

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,014,710	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2026, are as follows:
United States	17.9%
United Kingdom	14.8%
France	12.4%
Japan	11.7%
Canada	8.0%
Germany	7.7%
Switzerland	7.7%
Ireland	4.0%
Taiwan	3.2%
Other Countries	12.6%